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                      Metropolitan Life Insurance Company
                          1095 Avenue of the Americas
                               New York, NY 10010


Myra L. Saul
Associate General Counsel
Law Department
Tel:  212 578-5334
Fax:  212 578-1622

May 2, 2012

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:     Metropolitan Life Insurance Company
        Metropolitan Life Separate Account E ("Registrant")
        Post-Effective Amendment No. 41 to Form N-4 ("Registration Statement") Registration No. 002-90380/811-4001
        Preference Plus(R) Account, Preference Plus(R) Account for Enhanced Contracts, Enhanced Preference Plus(R) Account and Financial Freedom Account - Statement of Additional Information
        Class ID: C000003498
        Class ID: C000003499
        Class ID: C000003500
        Class ID: C000003501
        Class ID: C000003502
        Class ID: C000003505

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the Metropolitan Life Separate Account E Statement of Additional Information dated April 30, 2012, which was filed with the Registration Statement electronically on April 17, 2012 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel